Note 5 - Trade Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Receivables [Abstract]
Unbilled Receivables, Current	$ 1.0	$ 1.0
Provision for Doubtful Accounts	$ 0.8	$ 0.4	$ 0.3